FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-06481
                                                    ---------

                       FRANKLIN MUNICIPAL SECURITIES TRUST
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  2/29/08
                           -------



Item 1. Schedule of Investments.


Franklin Municipal Securities Trust

QUARTERLY STATEMENTS OF INVESTMENTS
FEBRUARY 29, 2008

--------------------------------------------------------------------------------

CONTENTS

Franklin California High Yield Municipal Fund ............................     3
Franklin Tennessee Municipal Bond Fund ...................................    16
Notes to Statements of Investments .......................................    21

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2008 (UNAUDITED)

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                                                                                                  PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                     AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.3%
  MUNICIPAL BONDS 96.3%
  CALIFORNIA 93.4%
  ABAG 1915 Act Special Assessment, Windemere Ranch AD 1999-1, Pre-Refunded,
     6.20%, 9/02/20 .........................................................................   $   1,950,000  $  2,189,148
     6.30%, 9/02/25 .........................................................................       2,935,000     3,304,605
     7.45%, 9/02/30 .........................................................................       4,815,000     5,027,101
  ABAG Finance Authority for Nonprofit Corps. Revenue,
     Elder Care Alliance, California Mortgage Insured, 5.60%, 8/15/34 .......................       4,260,000     4,150,944
     Hamlin School, 5.00%, 8/01/37 ..........................................................      10,485,000     8,526,926
     Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/27 ........................       3,500,000     3,003,840
     Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/34 ........................       5,320,000     4,261,160
  Adelanto Water Authority Revenue,
     Parity, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%, 9/01/28 .......       3,035,000     3,170,543
     Subordinated, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%,
       9/01/28 ..............................................................................       2,000,000     2,088,800
  Alameda CFD No. 2 Special Tax, Refunding, 6.125%, 9/01/16 .................................       1,240,000     1,243,956
  Alameda PFA Local Agency Revenue, Special Tax, CFD 1, Series A,
     6.70%, 8/01/12 .........................................................................       3,400,000     3,421,896
     7.00%, 8/01/19 .........................................................................       4,015,000     4,037,845
  Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 5.875%, 9/01/27 .........       5,115,000     4,743,242
  American Canyon Financing Authority Infrastructure Revenue Special Assessment, American
    Canyon Road East,
     5.00%, 9/02/25 .........................................................................       1,305,000     1,108,258
     5.00%, 9/02/30 .........................................................................       2,020,000     1,622,626
     5.10%, 9/02/35 .........................................................................       1,695,000     1,345,033
  Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, FSA Insured, zero cpn.,
     8/01/42 ................................................................................      12,735,000     1,553,161
     8/01/44 ................................................................................      25,080,000     2,706,634
  Artesia RDA Tax Allocation, Artesia Redevelopment Project Area,
     5.50%, 6/01/42 .........................................................................       6,355,000     5,389,612
     5.70%, 6/01/42 .........................................................................       3,175,000     2,797,270
  Avenal PFAR, Refunding, 5.00%,
     9/01/30 ................................................................................       1,325,000     1,158,872
     9/01/36 ................................................................................         710,000       604,224
  Azusa Special Tax, Escrow, CFD No. 2005-1, Improvement Area 1, 5.00%,
     9/01/27 ................................................................................       2,640,000     2,183,042
     9/01/27 ................................................................................       1,115,000       915,649
     9/01/37 ................................................................................       9,250,000     7,268,465
     9/01/37 ................................................................................       2,845,000     2,232,528
  Beaumont Financing Authority Local Agency Revenue,
     Series B, 5.35%, 9/01/28 ...............................................................       1,000,000       872,820
     Series B, 5.40%, 9/01/35 ...............................................................       1,490,000     1,256,294
     Series C, 5.45%, 9/01/27 ...............................................................       6,435,000     5,639,634
     Series C, 5.50%, 9/01/29 ...............................................................         855,000       759,437
     Series C, 5.50%, 9/01/35 ...............................................................       1,035,000       887,958
     Series C, 5.50%, 9/01/35 ...............................................................       4,000,000     3,396,520
  Bell GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 ...................................       5,195,000     4,932,133


                                         Quarterly Statements of Investments | 3

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Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2008 (UNAUDITED) (CONTINUED)

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                                                                                                  PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                     AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,
     5.00%, 9/02/25 .........................................................................   $   3,195,000  $  2,719,296
     5.125%, 9/02/30 ........................................................................       4,400,000     3,649,360
     5.15%, 9/02/35 .........................................................................       3,450,000     2,808,024
a Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%,
    9/01/35 .................................................................................       5,000,000     5,127,500
  Burbank Wastewater Treatment Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
    6/01/34 .................................................................................       1,430,000     1,373,372
  Cabrillo Community College District GO, Capital Appreciation, Election of 2004, Series B,
    MBIA Insured, zero cpn.,
     8/01/31 ................................................................................       8,870,000     1,995,040
     8/01/33 ................................................................................       9,475,000     1,870,839
  California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34 .........       9,470,000     9,982,043
  California County Tobacco Securitization Agency Tobacco Settlement Revenue,
     Asset-Backed, Los Angeles County Security, zero cpn. to 12/01/10, 5.70% thereafter,
       6/01/46 ..............................................................................       5,000,000     3,587,600
     Refunding, 5.25%, 6/01/46 ..............................................................       5,000,000     4,133,250
  California Educational Facilities Authority Revenue,
     California College of the Arts, Refunding, 5.00%, 6/01/30 ..............................       1,800,000     1,532,070
     California College of the Arts, Refunding, 5.00%, 6/01/35 ..............................       4,405,000     3,653,859
     College and University Financing Program, 5.00%, 2/01/30 ...............................       5,425,000     4,679,388
     College and University Financing Program, 5.00%, 2/01/37 ...............................       1,150,000       966,805
     College and University Financing Program, Refunding, 5.00%, 2/01/26 ....................       1,000,000       887,790
     Keck Graduate Institute, Pre-Refunded, 6.75%, 6/01/30 ..................................       2,500,000     2,731,625
     Pooled College and University, Series B, 6.625%, 6/01/20 ...............................         215,000       234,834
     Pooled College and University, Series B, Pre-Refunded, 6.625%, 6/01/20 .................         785,000       857,416
  California Health Facilities Financing Authority Revenue,
     Asian Community Center, Series A, AMBAC Insured, 5.00%, 4/01/27 ........................       4,850,000     4,568,457
     California-Nevada Methodist, 5.00%, 7/01/26 ............................................       1,750,000     1,591,940
     California-Nevada Methodist, 5.00%, 7/01/36 ............................................       2,075,000     1,817,140
     Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 .......................................       2,500,000     2,513,700
     Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ......................................       3,250,000     3,326,602
     Sutter Health, Series A, 5.00%, 11/15/42 ...............................................      23,000,000    19,838,650
     Thessalonika Family, Series A, California Mortgage Insured, 6.20%, 12/01/15 ............         535,000       536,509
     Verdugo Mental Health, Series A, California Mortgage Insured, 5.00%, 4/01/28 ...........       1,895,000     1,703,415
     Verdugo Mental Health, Series A, California Mortgage Insured, 5.00%, 4/01/37 ...........       2,015,000     1,760,223

  California Infrastructure and Economic Development Bank Revenue, Performing Arts Center,
    5.00%, 12/01/42 .........................................................................       4,390,000     3,921,763
  California Municipal Finance Authority COP, Community Hospitals of Central California,
    5.25%,
     2/01/27 ................................................................................      15,655,000    14,059,755
     2/01/46 ................................................................................      17,000,000    14,162,530

  California Municipal Finance Authority Revenue, University Students Cooperative Associates,
    5.00%, 4/01/37 ..........................................................................       4,000,000     3,305,800
  California State GO,
     FGIC Insured, 6.00%, 8/01/19 ...........................................................          30,000        30,254
     Refunding, AMBAC Insured, 5.00%, 3/01/34 ...............................................      10,000,000     9,431,300
     Various Purpose, MBIA Insured, 5.00%, 3/01/33 ..........................................          25,000        23,637


4 | Quarterly Statements of Investments

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Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2008 (UNAUDITED) (CONTINUED)

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                                                                                                   PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California State Municipal Finance Authority Revenue, Loma Linda University, 5.00%,
    4/01/37 ...................................................................................   $  3,500,000   $  3,062,115
  California State Public Works Board Lease Revenue,
      Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 ........................     10,000,000      9,496,700
      University of California, Institute Project, Series C, AMBAC Insured, 5.00%, 4/01/30 ....      5,000,000      4,598,500
  California Statewide CDA, COP,
      Catholic Healthcare West, 6.50%, 7/01/20 ................................................      3,365,000      3,663,543
      Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 ..................................      8,695,000      9,478,072
      International School of the Peninsula Project, Pre-Refunded, 7.50%, 11/01/29 ............     10,080,000     10,793,261
  California Statewide CDA Assisted Living Facilities Revenue, Hollenbeck Palms/Magnolia,
    Series A, Radian Insured, 4.50%, 2/01/27 ..................................................      2,200,000      1,796,146
b California Statewide CDA Lease Revenue, Special Facilities, United Airlines,
    Series A, 5.70%, 10/01/33 .................................................................      3,320,000        814,429
  California Statewide CDA Revenue,
      Bentley School, Refunding, 6.75%, 7/01/32 ...............................................      8,250,000      8,501,377
      California Baptist University, Refunding, Series A, 5.50%, 11/01/38 .....................      4,500,000      3,981,465
      California Mortgage Insured, 5.00%, 5/01/37 .............................................      3,980,000      3,476,212
      Children's Hospital, Series B, AMBAC Insured, ARS, 7.00%, 2/15/34 .......................      5,300,000      5,300,000
      Drew School, Refunding, 5.30%, 10/01/37 .................................................      4,275,000      3,580,227
      Elder Care Alliance, Series A, Pre-Refunded, 8.00%, 11/15/22 ............................      3,000,000      3,632,670
      Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32 ............................      4,000,000      4,901,240
      Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31 .............................      9,730,000     11,101,541
      Henry Mayo Newhall Memorial Hospital, California Mortgage Insured, 5.00%, 10/01/27 ......      3,000,000      2,766,390
      John F. Kennedy University, 6.75%, 10/01/33 .............................................      5,000,000      5,118,150
      Kaiser Permanente, Series A, 5.00%, 4/01/31 .............................................     10,000,000      8,986,900
      Kaiser Permanente, Series B, 5.00%, 3/01/41 .............................................     25,000,000     21,979,750
      Kaiser Permanente, Series B, 5.25%, 3/01/45 .............................................     52,910,000     48,348,629
      Lancer Educational Student Housing Project, 5.625%, 6/01/33 .............................      3,000,000      2,641,890
      Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/37 ..........     12,500,000     10,919,625
      Monterey Institute International, 5.50%, 7/01/31 ........................................      8,285,000      7,119,300
      Presidio Hill School, 6.875%, 8/01/32 ...................................................      6,195,000      6,125,864
      Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32 ....................................      5,000,000      5,535,650
      Seven Hills School, 6.50%, 8/01/31 ......................................................      5,415,000      5,388,791
      Sonoma County Day School, 6.75%, 1/01/32 ................................................      5,815,000      5,543,556
      Sutter Health, Refunding, Series A, 5.00%, 11/15/43 .....................................     22,000,000     18,928,360
      Thomas Jefferson School of Law Project, Pre-Refunded, 7.75%, 10/01/31 ...................      4,925,000      5,632,476
      Turning Point, 6.50%, 11/01/31 ..........................................................      6,130,000      6,020,457
      ValleyCare Health System, Refunding, Series A, 5.00%, 7/15/22 ...........................      1,000,000        880,830
      ValleyCare Health System, Refunding, Series A, 5.125%, 7/15/31 ..........................      4,350,000      3,590,751
  California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%, 9/01/29 ............      5,000,000      4,620,350
  Camarillo PFA Wastewater Revenue, AMBAC Insured, 5.00%, 6/01/36 .............................      2,960,000      2,793,263
  Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A,
    Pre-Refunded, 6.55%, 10/01/32 .............................................................      5,300,000      5,728,982
  Capistrano USD, CFD Special Tax, No. 05-1, Rancho Madrina, 5.25%, 9/01/34 ...................      1,120,000        962,786
  Castro Valley USD, GO, Election of 2005, FGIC Insured, 5.00%, 8/01/34 .......................      5,310,000      5,048,536


                                         Quarterly Statements of Investments | 5

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Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2008 (UNAUDITED) (CONTINUED)

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                                                                                                   PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID 04-02,
      5.00%, 9/02/30 ..........................................................................   $  1,200,000   $  1,015,008
      5.05%, 9/02/35 ..........................................................................      1,335,000      1,104,713
  Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C,
    AMBAC Insured, zero cpn.,
      8/01/44 .................................................................................     32,750,000      3,411,567
      8/01/46 .................................................................................     35,370,000      3,254,040
  Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA Insured, zero cpn.,
    8/01/47 ...................................................................................      9,450,000        696,087
  Chino CFD Special Tax,
      No. 03-3, Improvement Area 1, 5.70%, 9/01/29 ............................................      1,215,000      1,107,327
      No. 03-3, Improvement Area 1, 5.75%, 9/01/34 ............................................      1,420,000      1,276,367
      No. 2003-1, 5.875%, 9/01/33 .............................................................      1,250,000      1,172,500
  Chula Vista Special Tax,
      CFD No. 12-I, McMillin Otay Ranch, 5.25%, 9/01/30 .......................................      2,135,000      1,790,902
      CFD No. 12-I, McMillin Otay Ranch, 5.25%, 9/01/36 .......................................      3,705,000      3,001,902
      CFD No. 2001-1, Improvement Area B, San Miguel Ranch, 5.45%, 9/01/36 ....................      2,175,000      1,855,601
  Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured, zero cpn.,
      8/01/27 .................................................................................      7,500,000      2,263,650
      8/01/28 .................................................................................      5,000,000      1,427,000
  Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%,
    9/01/32 ...................................................................................      1,890,000      1,823,944
  Corona CFD No. 2003-2 Special Tax, Highlands Collection,
      5.15%, 9/01/34 ..........................................................................      2,810,000      2,263,062
      5.20%, 9/01/34 ..........................................................................      1,000,000        812,360
  Corona-Norco USD, PFA Special Tax Revenue, Series B, 5.00%,
      9/01/26 .................................................................................      1,760,000      1,522,541
      9/01/36 .................................................................................      2,000,000      1,648,680
  Corona-Norco USD Special Tax,
      CFD No. 04-1, 5.00%, 9/01/24 ............................................................      1,540,000      1,329,374
      CFD No. 04-1, 5.20%, 9/01/36 ............................................................      2,000,000      1,622,860
      CFD No. 99-1, Pre-Refunded, 7.00%, 9/01/29 ..............................................      2,120,000      2,276,732
      Series A, 5.35%, 9/01/26 ................................................................      1,005,000        885,606
      Series A, 5.40%, 9/01/36 ................................................................      2,530,000      2,139,469
  Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%,
    9/02/33 ...................................................................................      5,575,000      5,307,846
  Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan
    Mobile, sub. bond, Refunding, Series B, 5.85%, 12/15/47 ...................................      5,175,000      4,731,554
  Del Mar Race Track Authority Revenue, 5.00%, 8/15/25 ........................................      3,665,000      3,292,306
  Duarte RDA Tax Allocation,
      Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn., 12/01/28 ............     30,795,000      9,538,751
      Davis Addition Project Area, Refunding, 6.70%, 9/01/14 ..................................        650,000        663,000
      Davis Addition Project Area, Refunding, 6.90%, 9/01/18 ..................................      2,115,000      2,157,300
  Eastern California Municipal Water District CFD No. 2003-15, Special Tax, Morgan Valley,
    Series A, 5.20%, 9/01/37 ..................................................................      2,000,000      1,631,640


6 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  El Dorado County Special Tax,
      CFD No. 1992-1, 6.125%, 9/01/16 .........................................................   $  4,735,000   $  4,737,888
      CFD No. 2001-1, 5.35%, 9/01/35 ..........................................................      1,900,000      1,572,136
      CFD No. 2005-1, 5.00%, 9/01/21 ..........................................................      1,000,000        850,570
      CFD No. 2005-1, 5.15%, 9/01/25 ..........................................................      2,075,000      1,733,413
      CFD No. 2005-1, 5.25%, 9/01/35 ..........................................................      6,705,000      5,559,920
  El Monte Water Authority Revenue, Refunding, AMBAC Insured, 5.00%,
      9/01/31 .................................................................................      4,300,000      4,116,691
      9/01/36 .................................................................................      3,855,000      3,664,216
  El Rancho USD, GO, Capital Appreciation, Election of 2003, FGIC Insured, zero cpn.,
    8/01/29 ...................................................................................      2,400,000        713,208
  Elsinore Valley Municipal Water District Special Tax, CFD No. 99-1, 7.00%, 9/01/29 ..........      3,500,000      3,558,730
  Escondido Revenue COP, Series A, FGIC Insured,
      6.00%, 9/01/31 ..........................................................................        805,000        847,721
      Pre-Refunded, 6.00%, 9/01/31 ............................................................        900,000        975,357
  Escondido Special Tax, CFD No. 01, Eureka,
      5.10%, 9/01/26 ..........................................................................        700,000        600,138
      5.15%, 9/01/36 ..........................................................................      1,400,000      1,140,776
  Fontana Special Tax,
      CFD No. 12, Pre-Refunded, 6.60%, 9/01/19 ................................................      3,295,000      3,519,455
      CFD No. 12, Pre-Refunded, 6.625%, 9/01/30 ...............................................      7,675,000      8,200,661
      CFD No. 37, 5.00%, 9/01/30 ..............................................................      1,000,000        788,570
  Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
    zero cpn.,
      1/15/26 .................................................................................     38,720,000     12,203,770
      1/15/30 .................................................................................      4,000,000        943,040
      1/15/31 .................................................................................     85,780,000     18,888,756
  Fullerton Water Revenue COP, AMBAC Insured, 5.00%,
      9/01/28 .................................................................................      2,650,000      2,596,735
      9/01/34 .................................................................................      2,795,000      2,703,380
  Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%,
    7/01/24 ...................................................................................      6,375,000      6,402,922
  Glendora USD, GO, Election of 2005, Series A, MBIA Insured, 5.25%, 8/01/30 ..................      2,725,000      2,717,751
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
      Asset-Backed, Senior Series A-1, 5.75%, 6/01/47 .........................................     14,500,000     13,033,470
      Asset-Backed, Series A-2, Pre-Refunded, 7.90%, 6/01/42 ..................................        750,000        898,703
      Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42 .................................      6,400,000      7,661,376
      Capital Appreciation, Asset-Backed, 2nd Sub Series C, zero cpn., 6/01/47 ................     50,000,000      2,781,500
      Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 .............................     10,000,000      8,605,800
  Golden Valley USD, GO, Election of 1999, Series C, FSA Insured, 5.00%, 8/01/45 ..............      1,660,000      1,568,949
  Half Moon Bay COP, Sea Crest School, 6.75%, 7/01/30 .........................................      3,580,000      3,518,818
  Hercules RDA Tax Allocation, Hercules Merged Project, Pre-Refunded, 6.40%, 9/01/21 ..........      5,000,000      5,374,250
  Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31 ................      5,000,000      5,034,300
c Imperial County Special Tax, CFD No. 98-1,
      6.45%, 9/01/17 ..........................................................................      1,890,000      1,834,150
      6.50%, 9/01/31 ..........................................................................      5,705,000      5,410,394


                                         Quarterly Statements of Investments | 7

Franklin Municipal Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Indio 1915 Act GO,
      AD No. 1999-1, 7.125%, 9/02/20 ..........................................................   $  1,945,000   $  2,008,135
      AD No. 2001-1, 6.50%, 9/02/26 ...........................................................      4,240,000      4,209,345
  Indio CFD Special Tax,
      5.00%, 9/01/25 ..........................................................................      4,000,000      3,400,760
      5.10%, 9/01/30 ..........................................................................      1,275,000      1,032,814
      No. 04-3, Terra Lago, Improvement Area 1, 5.15%, 9/01/35 ................................      2,000,000      1,591,600
  Irvine 1915 Act Special Assessment,
      AD No. 00-18, Group Five, 5.00%, 9/02/26 ................................................      1,275,000      1,064,906
      AD No. 03-19, Group Five, Refunding, 5.00%, 9/02/25 .....................................      1,500,000      1,315,260
      AD No. 03-19, Group Five, Refunding, 5.00%, 9/02/29 .....................................      2,000,000      1,712,880
      AD No. 03-19, Group Three, 5.00%, 9/02/29 ...............................................      1,110,000        978,143
      AD No. 04-20, Group One, 5.00%, 9/02/25 .................................................      2,740,000      2,442,957
      AD No. 04-20, Group One, 5.00%, 9/02/30 .................................................     10,975,000      9,508,081
      Limited Obligation, AD No. 03-19, Group Four, 5.00%, 9/02/29 ............................      1,500,000      1,292,610
  Irvine Special Tax, CFD No. 2005-2, 5.25%, 9/01/36 ..........................................      2,000,000      1,788,900
  Jurupa Community Services District Special Tax,
      CFD No. 7, Series A, 5.10%, 9/01/28 .....................................................      2,695,000      2,328,453
      CFD No. 7, Series A, 5.15%, 9/01/35 .....................................................      3,690,000      3,063,807
      CFD No. 11, Series A, 5.00%, 9/01/25 ....................................................      1,930,000      1,662,656
      CFD No. 11, Series A, 5.05%, 9/01/30 ....................................................      2,495,000      2,083,325
      CFD No. 11, Series A, 5.10%, 9/01/35 ....................................................      2,065,000      1,696,852
      CFD No. 12, Series A, 5.10%, 9/01/29 ....................................................      2,000,000      1,723,700
      CFD No. 12, Series A, 5.15%, 9/01/35 ....................................................      3,000,000      2,541,570
      CFD No. 17, Series A, 5.125%, 9/01/25 ...................................................      1,350,000      1,128,087
      CFD No. 17, Series A, 5.20%, 9/01/36 ....................................................      3,325,000      2,680,981
      CFD No. 18, Eastvale, Series A, 5.00%, 9/01/26 ..........................................      1,295,000      1,090,183
      CFD No. 18, Eastvale, Series A, 5.00%, 9/01/36 ..........................................      2,400,000      1,896,840
      CFD No. 19, Eastvale, 5.00%, 9/01/27 ....................................................      1,500,000      1,253,340
      CFD No. 19, Eastvale, 5.00%, 9/01/36 ....................................................      1,500,000      1,201,620
      CFD No. 30, Series A, 5.60%, 9/01/37 ....................................................      1,000,000        900,570
  Lafayette RDA Tax Allocation, 5.75%, 8/01/32 ................................................      1,000,000        969,360
  Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
    7.00%, 9/02/30 ............................................................................      8,325,000      8,646,511
  Lake Elsinore Special Tax,
      CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.85%, 9/01/24 ..............      1,035,000        973,935
      CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.95%, 9/01/34 ..............      2,200,000      2,010,206
      CFD No. 2004-3, Rosetta Canyon, Improvement Area 1, 5.10%, 9/01/22 ......................        750,000        673,853
      CFD No. 2004-3, Rosetta Canyon, Improvement Area 1, 5.15%, 9/01/25 ......................        635,000        558,870
      CFD No. 2004-3, Rosetta Canyon, Improvement Area 1, 5.25%, 9/01/30 ......................      1,195,000      1,033,615
      CFD No. 2004-3, Rosetta Canyon, Improvement Area 1, 5.25%, 9/01/35 ......................      1,225,000      1,031,377
      CFD No. 2004-3, Rosetta Canyon, Improvement Area 2, Series A, 5.25%, 9/01/37 ............      2,800,000      2,327,332
      CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.20%, 9/01/26 ........        915,000        791,612
      CFD No. 2005-2, Aberhill Ranch, Improvement Area A, Series A, 5.45%, 9/01/36 ............      5,695,000      4,757,033
      CFD No. 2006-2, Viscaya, Series A, 5.40%, 9/01/36 .......................................      2,020,000      1,721,868
  Lake Elsinore USD, CFD No. 2001-1 Special Tax, Pre-Refunded, 6.30%, 9/01/33 .................      4,455,000      4,999,846


8 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6,
    Refunding,
      5.40%, 2/01/29 ..........................................................................   $    500,000   $    451,460
      5.60%, 2/01/34 ..........................................................................      1,250,000      1,164,238
  Lee Lake Water District CFD No. 1 Special Tax, Sycamore Creek,
      6.50%, 9/01/24 ..........................................................................      1,000,000      1,017,870
      5.25%, 9/01/28 ..........................................................................      1,750,000      1,511,300
      5.30%, 9/01/35 ..........................................................................      3,300,000      2,740,980
  Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.875%, 9/01/27 .....................      3,000,000      2,768,010
  Lincoln CFD No. 2003-1 Special Tax, Pre-Refunded,
      5.90%, 9/01/24 ..........................................................................      1,780,000      2,000,133
      5.95%, 9/01/28 ..........................................................................      4,450,000      5,011,278
      6.00%, 9/01/34 ..........................................................................      3,520,000      3,972,637
  Lincoln PFA Special Tax Revenue, Sub Series B, 5.00%, 9/01/34 ...............................      3,435,000      2,817,662
  Lodi USD, GO, Election of 2002, MBIA Insured, 5.00%, 8/01/29 ................................      3,010,000      2,891,346
  Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
    12/01/21 ..................................................................................      7,500,000      7,065,150
  Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
      5.00%, 11/15/29 .........................................................................      9,630,000      7,741,075
      5.50%, 11/15/37 .........................................................................     25,000,000     20,951,750
  Los Angeles Department of Water and Power Waterworks Revenue, System, Sub Series A-1,
    AMBAC Insured, 5.00%, 7/01/32 .............................................................      5,000,000      4,842,400
c Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24 .....................................        620,000        591,474
  Los Angeles USD, GO, Election of 2005, Series C, AMBAC Insured, 5.00%, 7/01/28 ..............      3,565,000      3,411,277
  Lynwood PFA Lease Revenue,
      6.25%, 9/01/22 ..........................................................................      1,080,000      1,109,171
      6.30%, 9/01/29 ..........................................................................      2,680,000      2,744,213
  Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24 ............................      1,000,000      1,023,960
  Lynwood PFAR, Water System Improvement Project, 6.50%, 6/01/21 ..............................      1,175,000      1,178,596
  Menifee USD Special Tax, CFD No. 2002-2,
      6.05%, 9/01/26 ..........................................................................      1,000,000        968,780
      6.10%, 9/01/34 ..........................................................................      3,715,000      3,515,356
  Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36 ...................      2,400,000      1,983,048
  Moorpark CFD No. 2004-1 Special Tax, Moorpark Highlands,
      5.25%, 9/01/26 ..........................................................................      1,895,000      1,636,749
      5.30%, 9/01/38 ..........................................................................      4,240,000      3,505,844
  Moreland School District GO, Election of 2002, Series D, FGIC Insured, zero cpn.,
      8/01/30 .................................................................................      3,400,000        882,742
      8/01/31 .................................................................................      2,000,000        487,820
      8/01/32 .................................................................................      4,405,000      1,018,788
      8/01/34 .................................................................................      4,405,000      1,090,458
      8/01/37 .................................................................................      5,700,000      1,191,072
  Moreno Valley USD Special Tax,
      CFD No. 2004-6, 5.00%, 9/01/22 ..........................................................      2,105,000      1,829,876
      CFD No. 2004-6, 5.10%, 9/01/28 ..........................................................      2,000,000      1,657,320
      CFD No. 2004-6, 5.20%, 9/01/36 ..........................................................      5,000,000      4,032,800
      CFD No. 2005-2, 5.00%, 9/01/36 ..........................................................        815,000        644,135


                                         Quarterly Statements of Investments | 9

Franklin Municipal Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ..............................   $  4,100,000   $  4,073,801
  Murrieta CFD No. 2000-2 Special Tax, The Oaks,
      Improvement Area A, 5.90%, 9/01/27 ......................................................      2,000,000      1,836,780
      Improvement Area A, 6.00%, 9/01/34 ......................................................      3,570,000      3,255,055
      Improvement Area B, 6.00%, 9/01/27 ......................................................      1,285,000      1,224,220
      Improvement Area B, 6.00%, 9/01/34 ......................................................      1,000,000        931,370
      Improvement Area B, 6.00%, 9/01/34 ......................................................      2,860,000      2,657,054
  Murrieta CFD No. 2001-1 Special Tax, Bluestone, Improvement Area A, 6.20%, 9/01/25 ..........      2,105,000      2,024,694
  Murrieta CFD No. 2003-2 Special Tax, Blackmore Ranch, 6.10%, 9/01/34 ........................      2,000,000      1,887,740
  Murrieta CFD No. 2004-1 Bremerton Special Tax, 5.625%, 9/01/34 ..............................        700,000        613,522
  Napa Valley Community College District GO, Election of 2002, Series C, MBIA Insured,
    zero cpn.,
      8/01/33 .................................................................................     13,130,000      2,716,991
      8/01/34 .................................................................................     13,380,000      2,634,388
  Norco Special Tax,
      CFD No. 97-1, Pre-Refunded, 7.10%, 10/01/30 .............................................      2,640,000      2,959,757
      CFD No. 2002-1, 6.50%, 3/01/33 ..........................................................      1,500,000      1,500,060
  North Natomas CFD Special Tax, No. 4, Series B, 6.375%, 9/01/31 .............................      4,300,000      4,206,819
  Oakland GO, Measure G, AMBAC Insured, 5.00%, 1/15/31 ........................................      4,585,000      4,283,582
  Oakland USD Alameda County GO, Election of 2000, MBIA Insured, 5.00%, 8/01/27 ...............      2,000,000      1,878,100
  Oceanside CFD No. 2001-1 Special Tax, Morro Hills Development, 5.50%, 9/01/34 ...............      3,450,000      3,004,985
  Ontario COP, Water System Improvement Project, MBIA Insured, 5.00%, 7/01/34 .................      8,000,000      7,793,760
  Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1,
      5.00%, 9/02/28 ..........................................................................      3,000,000      2,554,590
      5.10%, 9/02/33 ..........................................................................      2,000,000      1,688,500
  Oxnard Financing Authority Wastewater Revenue, Headworks Project, AMBAC Insured, 5.00%,
    6/01/31 ...................................................................................      2,705,000      2,572,807
  Oxnard Harbor District Revenue,
      Series A, 5.75%, 8/01/20 ................................................................      1,110,000      1,055,854
      Series B, 6.00%, 8/01/24 ................................................................      2,000,000      2,059,260
  Oxnard Special Tax, CFD No. 3, Seabridge, 5.00%, 9/01/35 ....................................      5,000,000      3,964,800
  Perris CFD No. 05-2 Special Tax, Harmony Grove, Series A,
      5.00%, 9/01/21 ..........................................................................      1,130,000      1,018,752
      5.20%, 9/01/24 ..........................................................................      1,505,000      1,348,074
      5.25%, 9/01/29 ..........................................................................      3,585,000      3,047,895
      5.30%, 9/01/35 ..........................................................................      4,205,000      3,501,840
  Perris CFD No. 2001-1 Special Tax,
      Improvement Area No. 4, May Farms, Series A, 5.00%, 9/01/25 .............................      1,415,000      1,227,088
      Improvement Area No. 4, May Farms, Series A, 5.10%, 9/01/30 .............................        865,000        736,461
      Improvement Area No. 4, May Farms, Series A, 5.15%, 9/01/35 .............................      1,075,000        896,163
      Improvement Area No. 5, May Ranch, Series A, 5.00%, 9/01/26 .............................        585,000        491,423
      Improvement Area No. 5, May Ranch, Series A, 5.00%, 9/01/37 .............................      1,600,000      1,264,096
  Perris CFD No. 2002-1 Special Tax, Series A,
      6.375%, 9/01/23 .........................................................................      1,475,000      1,478,289
      6.50%, 9/01/29 ..........................................................................      2,045,000      2,052,423
      6.50%, 9/01/33 ..........................................................................      2,120,000      2,122,586


10 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Perris CFD No. 2004-3 Special Tax, Improvement Area No. 2, Series A, 5.30%, 9/01/35 .........   $  1,390,000   $  1,157,564
  Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33 ...................................      3,000,000      2,889,150
  Perris PFAR Tax Allocation,
      5.30%, 10/01/26 .........................................................................      2,000,000      1,768,780
      5.35%, 10/01/36 .........................................................................      4,010,000      3,391,618
  Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32 ...................      7,250,000      7,287,265
  Poway USD Special Tax,
      CFD No. 6, 4S Ranch, 5.125%, 9/01/35 ....................................................      6,000,000      5,196,240
      CFD No. 6, Improvement Area B, 5.125%, 9/01/36 ..........................................      5,035,000      4,198,586
      CFD No. 14, Area A, 5.125%, 9/01/26 .....................................................      1,770,000      1,513,704
      CFD No. 14, Area A, 5.25%, 9/01/36 ......................................................      5,225,000      4,341,609
      CFD No. 14, Del Sur, 5.125%, 9/01/26 ....................................................      2,200,000      1,881,440
  Rancho Cordova CFD No. 2003-1 Special Tax, Sunridge Anatolia,
      5.25%, 9/01/25 ..........................................................................      2,235,000      1,910,769
      5.375%, 9/01/30 .........................................................................      1,650,000      1,386,363
      5.375%, 9/01/37 .........................................................................      7,130,000      5,898,221
      5.50%, 9/01/37 ..........................................................................      2,635,000      2,200,172
  Rancho Santiago Community College District GO, FSA Insured, 5.125%,
      9/01/28 .................................................................................      5,295,000      5,379,190
      9/01/29 .................................................................................      6,745,000      6,846,310
  Rancho Water District Special Tax, CFD No. 99-1,
      Area A, Series A, Pre-Refunded, 6.70%, 9/01/30 ..........................................      2,100,000      2,164,890
      Area B, Series A, Pre-Refunded, 6.70%, 9/01/30 ..........................................      2,435,000      2,510,241
  Richmond Joint Powers Financing Authority Revenue, Reassessment, Refunding, Series A,
    AMBAC Insured, 5.00%, 9/02/30 .............................................................      1,085,000        978,898
  Rio Elementary School District Special Tax, CFD No. 1, 5.20%, 9/01/35 .......................      5,000,000      4,079,500
  Riverside County Special Tax,
      CFD No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01/13 ..........................      5,855,000      6,022,746
      CFD No. 89-1, Mountain Cove, Pre-Refunded, 6.50%, 9/01/25 ...............................      3,390,000      3,648,657
  Riverside USD Special Tax,
      CFD No. 13, Improvement Area 1, 5.375%, 9/01/34 .........................................      2,320,000      1,961,398
      CFD No. 14, Series A, 5.40%, 9/01/26 ....................................................      1,010,000        890,315
      CFD No. 14, Series A, 5.45%, 9/01/35 ....................................................      2,060,000      1,747,416
      CFD No. 15, Improvement Area 1, 5.45%, 9/01/25 ..........................................      2,970,000      2,633,677
      CFD No. 15, Improvement Area 1, 5.55%, 9/01/30 ..........................................      2,390,000      2,072,202
      CFD No. 15, Improvement Area 1, 5.60%, 9/01/34 ..........................................      2,000,000      1,727,520
      CFD No. 15, Series A, 5.15%, 9/01/25 ....................................................      1,730,000      1,502,730
      CFD No. 15, Series A, 5.25%, 9/01/30 ....................................................      1,230,000      1,040,617
      CFD No. 15, Series A, 5.25%, 9/01/35 ....................................................      1,500,000      1,225,740
      CFD No. 17, Aldea, 5.125%, 9/01/35 ......................................................      1,425,000      1,143,420
      CFD No. 18, 5.00%, 9/01/25 ..............................................................        505,000        432,659
      CFD No. 18, 5.00%, 9/01/34 ..............................................................      1,125,000        913,073
      CFD No. 22, 5.25%, 9/01/35 ..............................................................      1,535,000      1,249,429
  Romoland School District CFD No. 2004-1 Special Tax, Heritage Lake,
      Improvement Area No. 1, 5.45%, 9/01/38 ..................................................      3,215,000      2,696,195
      Improvement Area No. 2, 5.375%, 9/01/38 .................................................      3,085,000      2,520,877


                                        Quarterly Statements of Investments | 11

Franklin Municipal Securities Trust

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Roseville Special Tax, CFD No. 1,
      Fiddyment Ranch, 5.00%, 9/01/17 .........................................................   $  1,520,000   $  1,379,430
      Fiddyment Ranch, 5.00%, 9/01/19 .........................................................      1,000,000        871,080
      Fiddyment Ranch, 5.125%, 9/01/21 ........................................................      1,000,000        871,200
      Fiddyment Ranch, 5.00%, 9/01/24 .........................................................      1,010,000        844,602
      Fiddyment Ranch, 5.00%, 9/01/25 .........................................................      1,020,000        845,672
      Fiddyment Ranch, 5.125%, 9/01/26 ........................................................      5,000,000      4,186,100
      Fiddyment Ranch, 5.25%, 9/01/36 .........................................................      8,000,000      6,498,960
      Highland, Pre-Refunded, 6.30%, 9/01/25 ..................................................      8,610,000      9,228,715
      Longmeadow, 5.00%, 9/01/36 ..............................................................      2,370,000      1,841,111
      Stone Point, 6.375%, 9/01/24 ............................................................      1,750,000      1,731,712
      Stone Point, 6.375%, 9/01/28 ............................................................      2,500,000      2,440,300
      Stoneridge, Pre-Refunded, 6.20%, 9/01/21 ................................................      1,250,000      1,394,363
      Stoneridge, Pre-Refunded, 6.30%, 9/01/31 ................................................      1,500,000      1,678,140
      Westpark, 5.15%, 9/01/30 ................................................................      5,500,000      4,577,760
      Westpark, 5.20%, 9/01/36 ................................................................      4,500,000      3,675,825
      Woodcreek West, Pre-Refunded, 6.70%, 9/01/25 ............................................      3,000,000      3,232,980
  Roseville Westpark CFD No. 1 Special Tax, Public Facilities,
      5.20%, 9/01/26 ..........................................................................      1,000,000        847,000
      5.25%, 9/01/37 ..........................................................................      1,600,000      1,303,312
  Sacramento County Special Tax, CFD No. 1, Refunding, 6.30%, 9/01/21 .........................      1,575,000      1,578,181
  Sacramento Special Tax, North Natomas CFD No. 97-01, Refunding,
      5.00%, 9/01/29 ..........................................................................      1,185,000      1,003,719
      5.10%, 9/01/35 ..........................................................................      1,520,000      1,283,093
  San Diego Port District Revenue, MBIA Insured, 5.00%, 9/01/29 ...............................      4,030,000      3,988,088
  San Diego RDA Tax Allocation, Capital Appreciation, Series B, zero cpn.,
      9/01/10 .................................................................................      2,205,000      1,986,352
      9/01/15 .................................................................................      6,810,000      4,435,762
      9/01/16 .................................................................................      1,500,000        908,340
      9/01/19 .................................................................................      1,800,000        861,660
      9/01/20 .................................................................................      1,800,000        801,324
      9/01/21 .................................................................................      1,800,000        746,172
      9/01/22 .................................................................................      1,900,000        734,635
      9/01/23 .................................................................................      1,900,000        680,827
      9/01/24 .................................................................................      1,900,000        649,496
      9/01/25 .................................................................................      1,900,000        606,499
      9/01/26 .................................................................................      1,900,000        565,136
      9/01/27 .................................................................................      1,900,000        525,274
      9/01/28 .................................................................................      1,900,000        488,832
  San Joaquin County Public Facilities Financing Corp. Revenue COP, Wastewater Conveyance
    Project, 6.00%, 8/01/37 ...................................................................      1,000,000        931,030
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 ...............................      4,500,000      4,536,630
      Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19 ...............................      3,000,000      2,975,820
      Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21 ...............................     24,750,000     24,220,350
      Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/15/32 .............     50,225,000     10,592,955


12 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                      AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, (continued)
       junior lien, ETM, zero cpn., 1/01/28 ...................................................   $ 19,150,000   $    6,469,827
       Refunding, Series A, 5.50%, 1/15/28 ....................................................      3,320,000        2,989,892
       senior lien, 5.00%, 1/01/33 ............................................................     12,530,000       10,878,421
  San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37 ................     10,000,000        9,009,300
  San Marcos Public Facilities Authority Special Tax Revenue,
       Refunding, Series A, 5.65%, 9/01/36 ....................................................      5,180,000        4,616,520
       Series A, 6.375%, 9/01/35 ..............................................................      3,535,000        3,673,643
       Series A, 5.05%, 9/01/38 ...............................................................      3,250,000        2,544,230
  San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28 ........      2,000,000        1,998,460
  Santa Clara County Financing Authority Lease Revenue, Multiple Facilities Projects, Series G,
     AMBAC Insured, ARS, 10.00%, 5/15/35 ......................................................     19,025,000       19,025,000
  Santee School District GO, Series A, FSA Insured, 5.00%, 8/01/26 ............................          5,000            4,876
  Saugus USD, CFD No. 2005-4 Special Tax, 5.30%, 9/01/36 ......................................      2,000,000        1,672,720
  Sierra View Local Health Care District Revenue, 5.25%, 7/01/32 ..............................      3,000,000        2,646,420
  Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24 ................      2,375,000        2,402,265
  Southern California Public Power Authority Transmission Project Revenue, Southern
     Transmission Project, 6.125%, 7/01/18 ....................................................         50,000           50,138
  Stockton 1915 Act Special Assessment, Limited Obligation,
       Mosher AD No. 2003-2, 6.20%, 9/02/23 ...................................................      2,955,000        2,958,250
       Mosher AD No. 2003-2, 6.30%, 9/02/33 ...................................................      3,390,000        3,288,876
  Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.25%,
     9/01/25 ..................................................................................      3,500,000        3,978,485
  Tehachapi RDA Tax Allocation, Tehachapi Redevelopment Project, Radian Insured, 5.25%,
     12/01/37 .................................................................................      1,500,000        1,318,335
  Temecula RDA Tax Allocation Revenue, sub. lien, Escrow, Redevelopment Project No. 1,
     5.625%, 12/15/38 .........................................................................      2,000,000        1,758,560
  Temecula Valley USD, CFD No. 2005-1 Special Tax, 5.00%, 9/01/36 .............................      1,000,000          788,240
  Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
       Capital Appreciation, Asset-Backed, Series A-2, zero cpn. to 5/31/08, 5.40% thereafter,
         6/01/27 ..............................................................................      1,250,000        1,127,875
       Series A-1, 5.375%, 6/01/38 ............................................................      5,000,000        4,300,100
       Series A-1, 5.50%, 6/01/45 .............................................................      2,000,000        1,730,260
  Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
     Asset-Backed Bonds, Second Sub Series, zero cpn., 6/01/46 ................................     25,000,000        1,530,500
  Torrance COP, Refunding and Public Improvement Project, Series A, AMBAC Insured, 5.00%,
     6/01/34 ..................................................................................      3,720,000        3,572,688
  Truckee-Donner PUD Special Tax, CFD No. 04-1,
       5.75%, 9/01/29 .........................................................................      2,975,000        2,711,058
       5.80%, 9/01/35 .........................................................................      4,630,000        4,148,989
  Truckee-Donner PUD Special Tax Allocation, Special Tax Bonds,
       5.20%, 9/01/25 .........................................................................      3,000,000        2,613,090
       5.25%, 9/01/30 .........................................................................      5,050,000        4,175,643
       5.30%, 9/01/35 .........................................................................      7,395,000        6,056,875
  Tustin CFD No. 07-01 Special Tax, Tustin Legacy, 6.00%, 9/01/37 .............................      2,100,000        1,904,532
  University of California Regents Medical Center Pooled Revenue, Series A, MBIA Insured,
     4.50%, 5/15/47 ...........................................................................     14,500,000       12,127,510


                                        Quarterly Statements of Investments | 13

Franklin Municipal Securities Trust

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A,
       5.90%, 9/01/24 .........................................................................   $  2,380,000   $    2,345,490
       6.00%, 9/01/34 .........................................................................      2,000,000        1,963,560
  Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31 .........      4,845,000        5,029,594
  Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley Sanitary District,
     Limited Obligation,
       5.00%, 9/02/25 .........................................................................      1,060,000          896,855
       5.20%, 9/02/30 .........................................................................      1,370,000        1,124,140
  Ventura USD, GO, Refunding, FSA Insured,
       5.125%, 8/01/28 ........................................................................      1,180,000        1,182,124
       4.50%, 8/01/30 .........................................................................      4,175,000        3,643,105
  Washington USD Yolo County COP, New High School Project, AMBAC Insured, 5.00%,
     8/01/30 ..................................................................................      5,000,000        4,576,450
  West Kern Community College District GO, Capital Appreciation, Election of 2004, Series B,
     XLCA Insured, zero cpn.,
       11/01/25 ...............................................................................      2,435,000          780,198
       11/01/26 ...............................................................................      2,480,000          741,396
       11/01/27 ...............................................................................      1,400,000          391,804
       11/01/28 ...............................................................................      1,445,000          378,446
       11/01/29 ...............................................................................      1,485,000          365,518
       11/01/30 ...............................................................................      2,650,000          611,620
       11/01/31 ...............................................................................      2,695,000          583,144
  West Sacramento Special Tax,
       CFD No. 10, Pre-Refunded, 6.75%, 9/01/26 ...............................................      3,235,000        3,493,574
       CFD No. 16, Pre-Refunded, 5.90%, 9/01/23 ...............................................      1,000,000        1,109,170
       CFD No. 20, 5.125%, 9/01/25 ............................................................        500,000          448,515
       CFD No. 20, 5.30%, 9/01/35 .............................................................      1,740,000        1,536,629
  Western Riverside County Water and Wastewater Finance Authority Revenue, Eastern Municipal
     Water District Improvement, Series A, 5.00%,
       9/01/30 ................................................................................      1,925,000        1,660,351
       9/01/35 ................................................................................      2,000,000        1,717,520
  Westside USD, CFD No. 2005-3 Special Tax, 5.00%,
       9/01/26 ................................................................................        700,000          574,490
       9/01/36 ................................................................................      2,080,000        1,618,906
  William S. Hart UHSD, CFD No. 2005-1 Special Tax, 5.30%, 9/01/36 ............................      2,500,000        2,036,300
  Woodland Special Tax, CFD No. 1,
       6.00%, 9/01/28 .........................................................................      5,000,000        4,773,950
       6.25%, 9/01/34 .........................................................................      6,750,000        6,489,450
  Yuba Community College District GO, Capital Appreciation, Election of 2006, Series B,
     AMBAC Insured, zero cpn.,
       8/01/42 ................................................................................     10,090,000        1,113,432
       8/01/43 ................................................................................     10,540,000        1,090,890
       8/01/44 ................................................................................     11,010,000        1,068,851
                                                                                                                 ---------------
                                                                                                                  1,384,304,757
                                                                                                                 ---------------


14 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 2.9%
  GUAM 0.7%
  Guam Government GO, Refunding, Series A,
       5.00%, 11/15/23 ........................................................................   $  7,245,000   $    5,954,086
       5.25%, 11/15/37 ........................................................................      6,500,000        5,403,515
                                                                                                                 ---------------
                                                                                                                     11,357,601
                                                                                                                 ---------------
  NORTHERN MARIANA ISLANDS 0.1%
  Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
     3/15/28 ..................................................................................      1,750,000        1,776,215
                                                                                                                 ---------------
  PUERTO RICO 2.1%
  Puerto Rico Commonwealth GO, Series A, 5.00%, 7/01/24 .......................................     10,150,000        9,278,927
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
     FGIC Insured, 5.00%,
       7/01/25 ................................................................................     12,330,000       11,507,712
       7/01/26 ................................................................................     10,940,000       10,124,423
                                                                                                                 ---------------
                                                                                                                     30,911,062
                                                                                                                 ---------------
  TOTAL U.S. TERRITORIES ......................................................................                      44,044,878
                                                                                                                 ---------------
  TOTAL LONG TERM INVESTMENTS (COST $1,555,030,858) ...........................................                   1,428,349,635
                                                                                                                 ---------------
  SHORT TERM INVESTMENTS 2.4%
  MUNICIPAL BONDS 2.4%
  CALIFORNIA 2.0%
d Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series B-2,
     XLCA Insured, Weekly VRDN and Put, 7.00%, 4/01/45 ........................................     10,000,000       10,000,000
d California Infrastructure and Economic Development Bank Revenue, San Francisco Ballet
     Assn., FGIC Insured, Daily VRDN and Put, 7.05%, 7/01/36 ..................................      4,000,000        4,000,000
d Los Angeles Wastewater System Revenue, Refunding, Sub Series D, XLCA Insured,
     Weekly VRDN and Put, 8.00%, 6/01/28 ......................................................      1,950,000        1,950,000
d Richmond Wastewater Revenue, Refunding, Series B, AMBAC Insured, Weekly VRDN and Put,
     8.00%, 8/01/37 ...........................................................................     13,850,000       13,850,000
                                                                                                                 ---------------
                                                                                                                     29,800,000
                                                                                                                 ---------------
  U.S. TERRITORY 0.4%
d Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-5, FGIC Insured,
     Weekly VRDN and Put, 9.00%, 7/01/32 ......................................................      5,200,000        5,200,000
                                                                                                                 ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $34,994,208) .............................................                      35,000,000
                                                                                                                 ---------------
  TOTAL INVESTMENTS (COST $1,590,025,066) 98.7% ...............................................                   1,463,349,635
  OTHER ASSETS, LESS LIABILITIES 1.3% .........................................................                      18,732,575
                                                                                                                 ---------------
  NET ASSETS 100.0% ...........................................................................                  $1,482,082,210
                                                                                                                 ===============

See Selected Portfolio Abbreviations on page 20.

a A portion or all of the security purchased on a when-issued or delayed delivery basis.

b Defaulted security.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At February 29, 2008, the aggregate value of these securities was $7,836,018, representing 0.53% of net assets.

d Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 15

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2008 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                             AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 93.9%
  MUNICIPAL BONDS 93.9%
  TENNESSEE 85.7%
  Bristol Electric Revenue, System, AMBAC Insured, 5.00%, 9/01/29 .............................   $  1,075,000   $    1,041,955
  Chattanooga GO, Pre-Refunded, 5.00%, 3/01/22 ................................................      2,215,000        2,292,569
  Clarksville Electric System Revenue, XLCA Insured, 5.00%,
       9/01/23 ................................................................................      2,325,000        2,268,688
       9/01/32 ................................................................................      4,000,000        3,699,800
  Clarksville Water Sewer and Gas Revenue,
       Improvement, FSA Insured, Pre-Refunded, 5.00%, 2/01/22 .................................      1,210,000        1,275,788
       Refunding and Improvement, FSA Insured, 5.00%, 2/01/22 .................................        790,000          792,291
  Cleveland Public Improvement GO, FGIC Insured, Pre-Refunded, 5.25%, 6/01/24 .................      3,000,000        3,100,290
  Fayetteville and Lincoln IDBR, Hospital Facility Lease, AMBAC Insured, Pre-Refunded,
       5.30%, 5/01/28 .........................................................................      1,170,000        1,175,277
       5.30%, 5/01/28 .........................................................................      1,830,000        1,830,091
  Franklin County Health and Educational Facilities Board Revenue, University South Project,
     AMBAC Insured, 5.00%, 9/01/24 ............................................................      2,000,000        1,964,740
  Franklin GO, Sewer and Water, Series B, Pre-Refunded, 5.00%, 4/01/19 ........................      1,000,000        1,071,540
  Franklin Special School District GO, 5.00%, 6/01/22 .........................................      1,455,000        1,472,766
  Greene County GO, Refunding, Series B, MBIA Insured, 5.00%, 6/01/24 .........................      1,000,000          965,410
  Hallsdale-Powell Utility District Knox County Water and Sewer Revenue,
       FGIC Insured, 5.00%, 4/01/31 ...........................................................      1,000,000          947,550
       Refunding and Improvement, Series A, FGIC Insured, 5.00%, 4/01/27 ......................      2,500,000        2,428,100
  Harpeth Valley Utilities District Davidson and Williamson Counties Revenue, Utilities,
     Improvement,
       FGIC Insured, 5.00%, 9/01/35 ...........................................................      3,700,000        3,433,267
       MBIA Insured, 5.00%, 9/01/29 ...........................................................      1,000,000          968,010
       MBIA Insured, 5.00%, 9/01/34 ...........................................................      2,310,000        2,215,105
  Johnson City GO, Solid Waste, AMBAC Insured, 5.80%, 5/01/09 .................................        100,000          100,250
  Johnson City Health and Educational Facilities Board Hospital Revenue,
       first mortgage, Mountain States Health, Series A, MBIA Insured, Pre-Refunded, 6.00%,
         7/01/21 ..............................................................................      2,970,000        3,204,363
       Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ..................................      3,000,000        3,088,500
  Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted Project,
     Series A, GNMA Secured, 5.90%, 6/20/37 ...................................................      1,375,000        1,388,805
  Knox County First Utility District Water and Sewer Revenue,
       MBIA Insured, 5.00%, 12/01/24 ..........................................................      1,790,000        1,758,013
       MBIA Insured, 5.00%, 12/01/25 ..........................................................      1,000,000          974,670
       Refunding and Improvement, Refunding, Series A, MBIA Insured, 5.625%, 12/01/19 .........        555,000          561,843
  Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
       Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/36 ........      5,000,000          809,550
       Fort Sanders Alliance, Refunding, MBIA Insured, 5.75%, 1/01/14 .........................      1,250,000        1,372,750
  Knox County Health Educational and Housing Facilities Board Revenue, University Health
     System Inc., Refunding, 5.25%, 4/01/27 ...................................................      2,500,000        2,324,775
  Knoxville Electric Revenue, System, Series U, Pre-Refunded, 5.125%, 7/01/21 .................      2,340,000        2,454,403
  Knoxville Waste Water System Revenue, Improvement, Series A, MBIA Insured, 5.00%,
     4/01/37 ..................................................................................      3,620,000        3,454,566
  Knoxville Water Revenue, System Improvement, Series R, FSA Insured, 5.00%, 3/01/30 ..........      2,370,000        2,341,963
  Lawrenceburg Electric Revenue, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 ...................      1,000,000        1,038,870
  Lawrenceburg PBA, GO, Electric Systems, Public Works, AMBAC Insured, 5.00%, 7/01/22 .........      2,500,000        2,453,850


16 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                             AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TENNESSEE (CONTINUED)
  Lenoir City Electric System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
     6/01/21 ..................................................................................   $  2,000,000   $    2,024,880
  Memphis GO, Pre-Refunded, 5.00%, 4/01/17 ....................................................      2,000,000        2,023,640
  Memphis-Shelby County Airport Authority Airport Revenue, Series D, AMBAC Insured, 6.00%,
     3/01/24 ..................................................................................      4,780,000        4,837,169
  Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Series A,
     AMBAC Insured, Pre-Refunded, 5.25%, 11/01/23 .............................................      7,145,000        7,722,173
  Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
       5.20%, 5/15/23 .........................................................................        800,000          810,520
       AMBAC Insured, 5.00%, 5/15/25 ..........................................................      5,000,000        4,948,450
  Metropolitan Government of Nashville and Davidson County GO,
       Refunding, Series B, 5.00%, 8/01/25 ....................................................      5,000,000        4,936,850
       Series C, 5.00%, 2/01/25 ...............................................................      3,000,000        2,972,850
  Metropolitan Government of Nashville and Davidson County Health and Educational Facilities
     Board Revenue,
       Ascension Health Credit, Series A, AMBAC Insured, Pre-Refunded, 5.875%, 11/15/28 .......      2,500,000        2,655,675
       Mortgage, Dandridge Towers Section 8, Series A, ETM, 6.375%, 1/01/11 ...................        500,000          506,080
  Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
     Refunding, 5.50%, 1/01/16 ................................................................        395,000          398,425
  Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%, 4/01/25 ................        750,000          758,145
  Rutherford County Consolidated Utility District Waterworks Revenue,
       FSA Insured, 5.00%, 2/01/36 ............................................................      3,060,000        2,970,250
       Refunding, MBIA Insured, 5.00%, 2/01/27 ................................................      1,000,000          977,240
  Shelby County GO, Public Improvement and School, Series B, Pre-Refunded, 5.00%,
     6/01/24 ..................................................................................      2,000,000        2,060,800
  Shelby County Health Educational and Housing Facilities Board Revenue,
       Ave Maria Assisted Living Project, Series A, 5.50%, 12/01/31 ...........................      2,010,000        1,988,794
       St. Jude Children's Research Hospital, Refunding, 5.00%, 7/01/36 .......................      5,000,000        4,452,500
  South Blount County Utility District Waterworks Revenue, FGIC Insured, 4.50%, 12/01/22 ......      1,750,000        1,629,512
  Sullivan County IDBR, Brandymill, Refunding, Series I-A, 6.35%, 7/20/27 .....................        350,000          351,593
  Tennessee Energy Acquisition Corp. Gas Revenue, Series A, 5.25%, 9/01/26 ....................      5,000,000        4,617,650
  Tennessee HDA Revenue, Homeownership Program,
       5.375%, 7/01/23 ........................................................................        390,000          383,023
       2006-3, 4.90%, 7/01/37 .................................................................      4,930,000        4,253,604
       Series 3C, 6.00%, 1/01/20 ..............................................................        190,000          190,642
  Tennessee State School Board Authority, Higher Educational Facilities, Second Program,
     Series A, 5.00%, 5/01/34 .................................................................      7,555,000        7,266,701
  Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,
     Refunding, Series A, MBIA Insured, 5.00%,
       5/01/26 ................................................................................      1,250,000        1,236,688
       5/01/30 ................................................................................      3,000,000        2,944,620
  West Carroll Special School GO, MBIA Insured, Pre-Refunded, 5.375%, 6/01/29 .................      1,055,000        1,091,862
  West Wilson Utility District Waterworks Revenue,
       AMBAC Insured, Pre-Refunded, 5.25%, 6/01/23 ............................................      3,780,000        4,036,851
       Improvement, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ................................      1,805,000        1,941,855
       Refunding, AMBAC Insured, 5.25%, 6/01/23 ...............................................        720,000          722,700
       Refunding, MBIA Insured, 4.75%, 6/01/23 ................................................      1,805,000        1,725,977
       Refunding and Improvement, MBIA Insured, 4.75%, 6/01/28 ................................      2,000,000        1,840,280


                                        Quarterly Statements of Investments | 17

Franklin Municipal Securities Trust

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                             AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TENNESSEE (CONTINUED)
  White House Utility District Robertson and Sumner Counties Water and Sewer Revenue,
       FSA Insured, Pre-Refunded, 5.125%, 1/01/26 .............................................   $  1,100,000   $    1,161,842
       FSA Insured, Pre-Refunded, 6.00%, 1/01/26 ..............................................      1,000,000        1,056,780
       Refunding, FSA Insured, 5.125%, 1/01/26 ................................................      1,400,000        1,399,090
  Williamson County GO, Public Improvement,
       Pre-Refunded, 5.375%, 3/01/19 ..........................................................      1,480,000        1,552,342
       Pre-Refunded, 5.00%, 4/01/20 ...........................................................      2,000,000        2,126,940
       Refunding, 5.00%, 3/01/20 ..............................................................      2,000,000        2,088,160
  Wilson County COP, FSA Insured, 5.25%, 3/30/18 ..............................................      1,000,000        1,021,940
                                                                                                                 ---------------
                                                                                                                    151,955,501
                                                                                                                 ---------------
  U.S. TERRITORIES 8.2%
  GUAM 1.4%
  Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement
     Asset-Backed, 5.25%, 6/01/32 .............................................................      2,600,000        2,456,844
                                                                                                                 ---------------
  PUERTO RICO 6.3%
  Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
     5.00%, 7/01/32 ...........................................................................      1,500,000        1,604,370
  Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, MBIA Insured,
     5.00%, 7/01/25 ...........................................................................      5,000,000        4,792,700
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Hospital Revenue, Hospital Auxilio Mutuo Obligation, Series A,
       MBIA Insured, 6.25%, 7/01/24 ...........................................................        200,000          200,572
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 .........      2,000,000        1,937,040
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 ...................................................        655,000          638,586
       Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................      1,845,000        1,993,319
                                                                                                                 ---------------
                                                                                                                     11,166,587
                                                                                                                 ---------------
  VIRGIN ISLANDS 0.5%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .....      1,000,000        1,006,850
                                                                                                                 ---------------
  TOTAL U.S. TERRITORIES ......................................................................                      14,630,281
                                                                                                                 ---------------
  TOTAL LONG TERM INVESTMENTS (COST $170,522,401) .............................................                     166,585,782
                                                                                                                 ---------------


18 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                             AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 4.7%
  MUNICIPAL BONDS 4.7%
  TENNESSEE 4.7%
a Blount County PBA Revenue, Local Government Public Improvement,
       Series A-3-A, Daily VRDN and Put, 6.25%, 6/01/26 .......................................   $  5,900,000   $    5,900,000
       Series D-1-A, AMBAC Insured, Daily VRDN and Put, 6.00%, 6/01/30 ........................        500,000          500,000
a Sevier County PBA Revenue, Local Government Public Improvement, Series IV-I-1,
     AMBAC Insured, Daily VRDN and Put, 6.00%, 6/01/32 ........................................      1,900,000        1,900,000
                                                                                                                 ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $8,300,000) ..............................................                       8,300,000
                                                                                                                 ---------------
  TOTAL INVESTMENTS (COST $178,822,401) 98.6% .................................................                     174,885,782
  OTHER ASSETS, LESS LIABILITIES 1.4% .........................................................                       2,508,523
                                                                                                                 ---------------
  NET ASSETS 100.0% ...........................................................................                  $  177,394,305
                                                                                                                 ===============

See Selected Portfolio Abbreviations on page 20.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2008 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT   - Improvement Bond Act of 1915
ABAG       - The Association of Bay Area Governments
AD         - Assessment District
AMBAC      - American Municipal Bond Assurance Corp.
ARS        - Auction Rate Security
CDA        - Community Development Authority/Agency
CFD        - Community Facilities District
CIFP       - Capital Improvement Financing Program
COP        - Certificate of Participation
ETM        - Escrow to Maturity
FGIC       - Financial Guaranty Insurance Co.
FSA        - Financial Security Assurance Inc.
GNMA       - Government National Mortgage Association
GO         - General Obligation
HDA        - Housing Development Authority/Agency
ID         - Improvement District
IDBR       - Industrial Development Board Revenue
MBIA       - Municipal Bond Investors Assurance Corp.
MFHR       - Multi-Family Housing Revenue
MFR        - Multi-Family Revenue
PBA        - Public Building Authority
PFA        - Public Financing Authority
PFAR       - Public Financing Authority Revenue
PUD        - Public Utility District
RDA        - Redevelopment Agency/Authority
UHSD       - Unified/Union High School District
USD        - Unified/Union School District
XLCA       - XL Capital Assurance


20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Municipal Securities Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of two funds (Funds).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At February 29, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                              --------------------------------
                                                                 FRANKLIN          FRANKLIN
                                                                CALIFORNIA        TENNESSEE
                                                                HIGH YIELD        MUNICIPAL
                                                               MUNICIPAL FUND     BOND FUND
                                                              --------------------------------
Cost of investments .......................................   $ 1,588,230,626   $ 178,783,113
                                                              ================================
Unrealized appreciation ...................................   $    27,161,022   $   3,724,414
Unrealized depreciation ...................................      (152,042,013)     (7,621,745)
                                                              --------------------------------
Net unrealized appreciation (depreciation) ................   $  (124,880,991)  $  (3,897,331)
                                                              ================================


                                        Quarterly Statements of Investments | 21

Franklin Municipal Securities Trust

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


22 | Quarterly Statements of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By /S/GALEN G. VETTER
   -------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  April 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   -------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  April 25, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  April 25, 2008






                                Exhibit A


I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN MUNICIPAL SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

4/25/2008


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration






I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN MUNICIPAL SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

4/25/2008


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer